Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	OLSTEIN FUNDS
Central Index Key	0000944690
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 31, 2013
Olstein All Cap Value Fund | Adviser Class
Risk/Return:
Trading Symbol	OFAFX
Olstein All Cap Value Fund | Class C
Risk/Return:
Trading Symbol	OFALX
Olstein Strategic Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OFSAX
Olstein Strategic Opportunities Fund | Class C
Risk/Return:
Trading Symbol	OFSCX